                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-3375

                      (Investment Company Act File Number)

                              Federated GNMA Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 1/30/05

               Date of Reporting Period: Six months ended 7/31/04

Item 1.        Reports to Stockholders

Federated
World-Class Investment Manager

Federated GNMA Trust

SEMI-ANNUAL SHAREHOLDER REPORT

July 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended January 31,
	7/31/2004		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.31		$11.56	$11.34	$11.28	$10.61	$11.38
Income From Investment Operations:
Net investment income	0.25		0.51	0.62	0.68	0.72	0.69
Net realized and unrealized gain (loss) on investments	(0.18)		(0.25)	0.22	0.06	0.67	(0.77)
TOTAL FROM INVESTMENT OPERATIONS	0.07		0.26	0.84	0.74	1.39	(0.08)
Less Distributions:
Distributions from net investment income	(0.25)		(0.51)	(0.62)	(0.68)	(0.72)	(0.69)
Net Asset Value, End of Period	$11.13		$11.31	$11.56	$11.34	$11.28	$10.61
Total Return [1]	0.61%		2.28%	7.60%	6.76%	13.53%	(0.73)%

Ratios to Average Net Assets:
Expenses	0.63	% [2]	0.63%	0.63%	0.62%	0.64%	0.63%
Net investment income	4.44	% [2]	4.46%	5.42%	6.03%	6.60%	6.26%
Expense waiver/reimbursement [3]	0.18	% [2]	0.16%	0.16%	0.16%	0.16%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$674,165		$758,178	$898,881	$793,286	$761,629	$830,719
Portfolio turnover	50%		70%	55%	46%	54%	90%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended January 31,
	7/31/2004		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.31		$11.56	$11.34	$11.28	$10.61	$11.38
Income From Investment Operations:
Net investment income	0.24		0.50	0.59	0.65	0.70	0.67
Net realized and unrealized gain (loss) on investments	(0.18)		(0.26)	0.23	0.07	0.67	(0.77)
TOTAL FROM INVESTMENT OPERATIONS	0.06		0.24	0.82	0.72	1.37	(0.10)
Less Distributions:
Distributions from net investment income	(0.24)		(0.49)	(0.60)	(0.66)	(0.70)	(0.67)
Net Asset Value, End of Period	$11.13		$11.31	$11.56	$11.34	$11.28	$10.61
Total Return [1]	0.53%		2.11%	7.43%	6.59%	13.35%	(0.89)%

Ratios to Average Net Assets:
Expenses	0.79	% [2]	0.79%	0.79%	0.78%	0.80%	0.79%
Net investment income	4.28	% [2]	4.30%	5.26%	5.86%	6.43%	6.10%
Expense waiver/reimbursement [3]	0.27	% [2]	0.25%	0.25%	0.25%	0.25%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$64,112		$65,709	$101,057	$72,815	$58,873	$58,438
Portfolio turnover	50%		70%	55%	46%	54%	90%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended July 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,006.10	$3.14
Institutional Service Shares	$1,000	$1,005.30	$3.94
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.87	$3.17
Institutional Service Shares	$1,000	$1,021.07	$3.97

1 Expenses are equal to the Federated GNMA Trust's Institutional Shares and Institutional Service Shares annualized expense ratios of 0.63% and 0.79% respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2004, the fund's portfolio composition was as follows:

Government Securities		Percentage of Total Investments [1]
U.S. Government Mortgage-Backed Securities [2]	94.3%
Repurchase Agreements [3]	5.7%
TOTAL		100%

1 Percentages are based on total investments, which may differ from total net assets.

2 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

3 Repurchase Agreements, as more fully described in the fund's Prospectus, are transactions in which the fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price.

Portfolio of Investments

July 31, 2004 (unaudited)

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--99.2%
		Government National Mortgage Association--99.2% [1]
$106,292,032	[2]	5.000%, 12/20/2032 - 8/15/2034	$104,275,683
210,332,868		5.500%, 10/15/2032 - 6/15/2034	211,986,114
192,139,858	[2]	6.000%, 11/15/2023 - 8/20/2034	197,992,705
110,933,672		6.500%, 10/15/2023 - 7/15/2033	116,410,566
58,725,927		7.000%, 6/15/2027 - 1/15/2033	62,456,806
25,279,799		7.500%, 5/15/2005 - 9/15/2032	27,222,135
10,256,053		8.000%, 11/15/2027 - 8/15/2032	11,189,106
655,027		8.500%, 10/15/2029 - 3/15/2030	715,609
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $717,532,972)	732,248,724
		REPURCHASE AGREEMENTS--5.9%
40,000,000	[3,4]	Interest in $111,000,000 joint repurchase agreement with UBS Securities LLC, 1.330%, dated 7/22/2004 to be repurchased at $40,041,378 on 8/19/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/20/2034, collateral market value $114,332,649	40,000,000
3,898,000		Interest in $500,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.380%, dated 7/30/2004 to be repurchased at $3,898,448 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2021, collateral market value $510,004,843	3,898,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	43,898,000
		TOTAL INVESTMENTS--105.1% (IDENTIFIED COST $761,430,972) [5]	776,146,724
		OTHER ASSETS AND LIABILITIES - NET--(5.1)%	(37,869,576)
		TOTAL NET ASSETS--100%	$738,277,148

1 Because of monthly principal payments, the average lives of the Government National Mortgage Association Modified Pass-Through securities, (based upon Federal Housing Authority/Veterans Administration historical experience), are less than the stated maturities.

2 All or a portion of these securities are subject to dollar roll transactions.

3 Securities held as collateral for dollar roll transactions.

4 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 The cost of investments for federal tax purposes amounts to $761,430,972.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2004 (unaudited)

Assets:
Investments in securities, at value (identified cost $761,430,972)		$776,146,724
Cash		10
Income receivable		3,369,659
Receivable for shares sold		683,289
TOTAL ASSETS		780,199,682
Liabilities:
Income distribution payable	$1,358,568
Payable for dollar roll transactions	40,493,746
Payable for shareholder services fee (Note 5)	65,059
Accrued expenses	5,161
TOTAL LIABILITIES		41,922,534
Net assets for 66,309,490 shares outstanding		$738,277,148
Net Assets Consist of:
Paid-in capital		$748,534,409
Net unrealized appreciation of investments		14,715,752
Accumulated net realized loss on investments		(25,036,726)
Undistributed net investment income		63,713
TOTAL NET ASSETS		$738,277,148
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$674,164,938 ÷ 60,551,207 shares outstanding, no par value, unlimited shares authorized		$11.13
Institutional Service Shares:
$64,112,210 ÷ 5,758,283 shares outstanding, no par value, unlimited shares authorized		$11.13

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended July 31, 2004 (unaudited)

Investment Income:
Interest (net of dollar roll expense of $423,620)			$19,529,276
Expenses:
Investment adviser fee (Note 5)		$1,539,932
Administrative personnel and services fee (Note 5)		307,972
Custodian fees		39,322
Transfer and dividend disbursing agent fees and expenses (Note 5)		122,318
Directors'/Trustees' fees		8,929
Auditing fees		9,487
Legal fees		2,418
Portfolio accounting fees		68,982
Distribution services fee--Institutional Service Shares (Note 5)		79,880
Shareholder services fee--Institutional Shares (Note 5)		882,578
Shareholder services fee--Institutional Service Shares (Note 5)		79,880
Share registration costs		23,402
Printing and postage		25,991
Insurance premiums		7,736
Miscellaneous		8,676
TOTAL EXPENSES		3,207,503
Waivers (Note 5):
Waiver of investment adviser fee	$(52,778)
Waiver of administrative personnel and services fee	(14,615)
Waiver of distribution services fee--Institutional Service Shares	(79,880)
Waiver of shareholder services fee--Institutional Shares	(564,850)
TOTAL WAIVERS		(712,123)
Net expenses			2,495,380
Net investment income			17,033,896
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(7,123,167)
Net change in unrealized appreciation of investments			(5,613,782)
Net realized and unrealized loss on investments			(12,736,949)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS			$4,296,947

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 7/31/2004	Year Ended 1/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,033,896	$41,165,554
Net realized gain (loss) on investments	(7,123,167)	(894,738)
Net change in unrealized appreciation/depreciation of investments	(5,613,782)	(20,597,125)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,296,947	19,673,691
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(15,748,685)	(37,603,469)
Institutional Service Shares	(1,374,591)	(3,448,961)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,123,276)	(41,052,430)
Share Transactions:
Proceeds from sale of shares	51,801,212	243,798,203
Net asset value of shares issued to shareholders in payment of distributions declared	8,824,059	20,670,167
Cost of shares redeemed	(133,408,047)	(419,141,947)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(72,782,776)	(154,673,577)
Change in net assets	(85,609,105)	(176,052,316)
Net Assets:
Beginning of period	823,886,253	999,938,569
End of period (including undistributed net investment income of $63,713 and $153,093, respectively)	$738,277,148	$823,886,253

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2004 (unaudited)

1. ORGANIZATION

Federated GNMA Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The Fund's investment objective is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar Roll Transactions

The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve TBAs and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments or mortgage-backed securities, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended July 31, 2004 was as follows:

Maximum amount outstanding during the period	$105,703,113
Average amount outstanding during the period [1]	$ 68,689,060
Average shares outstanding during the period	69,233,552
Average debt per share outstanding during the period	0.99

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended July 31, 2004.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 7/31/2004		Year Ended 1/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,700,295	$41,433,370	18,768,579	$214,379,813
Shares issued to shareholders in payment of distributions declared	690,644	7,714,498	1,571,629	17,862,858
Shares redeemed	(10,859,566)	(121,375,379)	(31,111,103)	(353,344,574)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,468,627)	$(72,227,511)	(10,770,895)	$(121,101,903)

	Six Months Ended 7/31/2004		Year Ended 1/31/2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	927,205	$10,367,842	2,576,292	$29,418,390
Shares issued to shareholders in payment of distributions declared	99,352	1,109,561	246,679	2,807,309
Shares redeemed	(1,076,682)	(12,032,668)	(5,760,300)	(65,797,373)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(50,125)	$(555,265)	(2,937,329)	$(33,571,674)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(6,518,752)	$(72,782,776)	(13,708,224)	$(154,673,577)

4. FEDERAL TAX INFORMATION

At July 31, 2004, the cost of investments for federal tax purposes was $761,430,972. The net unrealized appreciation of investments for federal tax purposes was $14,715,752. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,793,596 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,077,844.

At January 31, 2004, the Fund had a capital loss carryforward of $17,909,478, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$9,358,296
2010	$ 7,642,119
2012	$ 909,063

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $102,160, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated GNMA Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314184102
Cusip 314184201

8083002 (9/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.        Code of Ethics

               Not Applicable

Item 3.        Audit Committee Financial Expert

               Not Applicable

Item 4.        Principal Accountant Fees and Services

               Not Applicable

Item 5         Audit Committee of Listed Registrants

               Not Applicable

Item 6         Schedule of Investments

               Not Applicable

Item 7.        Disclosure of Proxy Voting Policies and Procedures for
               Closed-End Management Investment Companies

               Not Applicable

Item 8.        Purchases of Equity Securities by Closed-End Management
               Investment Company and Affiliated Purchasers

               Not Applicable

Item 9.        Submission of Matters to a Vote of Security Holders

               Not Applicable

Item 10.       Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 11.       Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Federated GNMA Trust

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By             /S/ J. Christopher Donahue, Principal Executive Officer
Date           September 23, 2004

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004